BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

Brighthouse Variable Annuity Account B

Supplement dated June 30, 2023 to the prospectuses

for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company of NY (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Life Insurance Company of NY, P.O. Box 305073, Nashville, TN 37230-5073, call us at (800) 882-1292 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Annuity Service Center Contact Information Change

Effective July 17, 2023, contact information for the office that administers your contract will change. Please use the new contact information listed below. We will continue to accept requests and elections at the current address until close of the New York Stock Exchange on September 15, 2023. After this date, requests and elections sent to an address other than the ones provided below may be returned or there may be a delay in processing requests.

●	For general servicing requests and communications:

Brighthouse Life Insurance Company of NY

Attn: Pano 2

P.O. Box 305073, Nashville, TN 37230-5073

Fax: (877) 246-8424

●	For claims-related communications:

Brighthouse Life Insurance Company of NY

Attn: Pano 2

P.O. Box 305074, Nashville TN 37230-5074

Fax: (877) 245-8163

●	Telephone: (800) 882-1292

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

Supplement to the prospectus for the following variable annuity contracts:

Class B NY	Class VA NY
Class AA NY	First Cova VA; First Cova Custom-Select VA

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

LIFECAD SUPP 0623_B